===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-21686

                          Oppenheimer Portfolio Series
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: January 31

                      Date of reporting period: 04/29/2011

===============================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                            Shares                    Value
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--100.1%(1)
FIXED INCOME FUNDS--61.9%
--------------------------------------------------------------------------------------------------
Oppenheimer Champion Income Fund, Cl. Y                     9,726,311                $ 19,549,886
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                          17,834,987                 116,997,513
--------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                  6,190,690                  42,096,692
--------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y             8,361,901                  78,685,485
--------------------------------------------------------------------------------------------------
Oppenheimer Master Inflation Protected
Securities Fund, LLC                                        1,143,695                  12,150,768
                                                                                     -------------
                                                                                      269,480,344
GLOBAL EQUITY FUNDS--4.3%
Oppenheimer Developing Markets Fund, Cl. Y                     81,070                   3,003,647
--------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                  323,902                  10,008,573
--------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y            44,491                   1,067,777
--------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Cl. Y             259,961                   4,653,305
--------------------------------------------------------------------------------------------------

                                                                                       18,733,302
                                                                                     -------------

MONEY MARKET FUND--4.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.19%(2)                                            18,354,409                  18,354,409
--------------------------------------------------------------------------------------------------
SPECIALTY FUNDS--7.6%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     4,399,100                  18,696,176
--------------------------------------------------------------------------------------------------
Oppenheimer Gold & Special Minerals Fund, Cl. Y                95,591                   4,836,895
--------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                           451,212                   9,633,374
                                                                                      ------------
                                                                                       33,166,445
U.S. EQUITY FUNDS--22.1%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)               699,998                  34,369,888
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-& Mid-Cap Fund, Cl. Y           577,985                  13,704,028
--------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                               1,963,032                  47,858,716
                                                                                      ------------
                                                                                       95,932,632
Total Investments, at Value (Cost $413,092,291)                100.1%                 435,667,132
--------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.1)                    (533,953)
                                                              ------------------------------------
NET ASSETS                                                     100.0%                $435,133,179
                                                              ====================================

--------
Footnotes to Statement of Investments

* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

1 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                 SHARES          GROSS      GROSS           SHARES
                                                             JANUARY 31, 2011  ADDITIONS  REDUCTIONS    APRIL 29, 2011
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          725,316     25,890      51,208           699,998
Oppenheimer Champion Income Fund, Cl. Y                             9,694,715    539,523     507,927         9,726,311
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y             4,975,974    157,154     734,028         4,399,100
Oppenheimer Core Bond Fund, Cl. Y                                  16,655,896  1,577,107     398,016        17,834,987
Oppenheimer Developing Markets Fund, Cl. Y                             79,979      2,697       1,606            81,070
Oppenheimer Gold & Special Minerals Fund, Cl. Y                        94,293      3,264       1,966            95,591
Oppenheimer Institutional Money Market Fund, Cl. E                 17,727,951  1,041,088     414,630        18,354,409
Oppenheimer International Bond Fund, Cl. Y                          5,795,205    535,164     139,679         6,190,690
Oppenheimer International Growth Fund, Cl. Y                          331,533     11,438      19,069           323,902
Oppenheimer International Small Company Fund, Cl. Y                    43,961      1,344         814            44,491
Oppenheimer Limited-Term Government Fund, Cl. Y                     8,068,477    480,309     186,885         8,361,901
Oppenheimer Main Street Small-& Mid-Cap Fund, Cl. Y                   621,030     20,904      63,949           577,985
Oppenheimer Master Inflation Protected Securities Fund, LLC         1,125,630     61,840      43,775         1,143,695
Oppenheimer Quest International Value Fund, Cl. Y                     269,948      9,155      19,142           259,961
Oppenheimer Real Estate Fund, Cl. Y                                   444,056     16,623       9,467           451,212
Oppenheimer Value Fund, Cl. Y                                       1,971,265     72,464      80,697         1,963,032

                                                                                            REALIZED
                                                               VALUE        INCOME         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   $ 34,369,888  $       --       $     5,318
Oppenheimer Champion Income Fund, Cl. Y                          19,549,886     381,735            20,761
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          18,696,176          --        (2,036,049)
Oppenheimer Core Bond Fund, Cl. Y                               116,997,513   1,413,983        (1,094,207)
Oppenheimer Developing Markets Fund, Cl. Y                        3,003,647          --              (188)
Oppenheimer Gold & Special Minerals Fund, Cl. Y                   4,836,895          --            (1,765)
Oppenheimer Institutional Money Market Fund, Cl. E               18,354,409       8,937                --
Oppenheimer International Bond Fund, Cl. Y                       42,096,692     394,607            (1,749)
Oppenheimer International Growth Fund, Cl. Y                     10,008,573          --            34,283
Oppenheimer International Small Company Fund, Cl. Y               1,067,777          --              (583)
Oppenheimer Limited-Term Government Fund, Cl. Y                  78,685,485     615,139           (15,702)
Oppenheimer Main Street Small-& Mid-Cap Fund, Cl. Y              13,704,028          --           194,589
Oppenheimer Master Inflation Protected Securities Fund, LLC      12,150,768     130,129(a)        (34,281)(a)
Oppenheimer Quest International Value Fund, Cl. Y                 4,653,305          --            13,297
Oppenheimer Real Estate Fund, Cl. Y                               9,633,374      18,648              (433)
Oppenheimer Value Fund, Cl. Y                                    47,858,716          --           (52,000)
                                                               ------------------------------------------
                                                               $435,667,132  $2,963,178       $(2,968,709)
                                                               ==========================================

--------
a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of April 29, 2011.

3. Non-income producing security.

2 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                    LEVEL 2--             LEVEL 3--
                               LEVEL 1--        OTHER SIGNIFICANT        SIGNIFICANT
                              UNADJUSTED            OBSERVABLE          UNOBSERVABLE
                            QUOTED PRICES             INPUTS               INPUTS             VALUE
-------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies        $  423,516,364      $       12,150,768      $          --      $435,667,132
                            ---------------------------------------------------------------------------
Total Assets                $  423,516,364      $       12,150,768      $          --      $435,667,132
                            ---------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.


NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are

3 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $470,941,041
                                    =============
Gross unrealized appreciation       $         --
Gross unrealized depreciation        (35,273,909)
                                    -------------
Net unrealized depreciation         $(35,273,909)
                                    =============

4 | Conservative Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)


                                                                                       Shares                            Value
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-100.1%(1)
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS-40.9%
Oppenheimer Champion Income Fund, Cl. Y                                             14,396,307                       $ 28,936,578
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                                   26,681,367                        175,029,766
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                          13,092,422                         89,028,468
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                     12,553,695                        118,130,269
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Master Inflation Protected Securities Fund, LLC                          2,697,760                         28,661,369
                                                                                                                    -------------
                                                                                                                      439,786,450
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS-12.7%
Oppenheimer Developing Markets Fund, Cl. Y                                             561,450                         20,801,710
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                         2,396,389                         74,048,413
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                                    288,402                          6,921,655
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Cl. Y                                    1,947,667                         34,863,245
                                                                                                                    -------------
                                                                                                                      136,635,023
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND-2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%2                          27,388,295                         27,388,295
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY FUNDS-7.5%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                             10,736,145                         45,628,617
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Gold & Special Minerals Fund, Cl. Y                                        225,675                         11,419,170
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                  1,102,699                         23,542,614
                                                                                                                    -------------
                                                                                                                       80,590,401

U.S. EQUITY FUNDS-36.4%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                                      2,833,761                        139,137,668
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                                 2,353,355                         55,798,055
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                        8,017,344                        195,462,850
                                                                                                                    -------------
                                                                                                                      390,398,573
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $986,184,127)                                            100.1%                   1,074,798,742
---------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                       (0.1)                        (630,224)
                                                                                           --------------------------------------
Net Assets                                                                                 100.0%                  $1,074,168,518
                                                                                           ======================================

Footnotes to Statement of Investments

------
*April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                                       SHARES       GROSS         GROSS            SHARES
                                                             JANUARY 31, 2011   ADDITIONS    REDUCTIONS    APRIL 29, 2011
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        2,910,692      59,493       136,424         2,833,761
Oppenheimer Champion Income Fund, Cl. Y                            14,308,867     579,141       491,701        14,396,307
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            11,909,155     216,527     1,389,537        10,736,145
Oppenheimer Core Bond Fund, Cl. Y                                  24,439,590   2,600,912       359,135        26,681,367
Oppenheimer Developing Markets Fund, Cl. Y                            570,332      11,088        19,970           561,450
Oppenheimer Gold & Special Minerals Fund, Cl. Y                       224,095       4,481         2,901           225,675
Oppenheimer Institutional Money Market Fund, Cl. E                 25,423,580   2,338,805       374,090        27,388,295
Oppenheimer International Bond Fund, Cl. Y                         12,079,581   1,190,232       177,391        13,092,422
Oppenheimer International Growth Fund, Cl. Y                        2,421,961      48,785        74,357         2,396,389
Oppenheimer International Small Company Fund, Cl. Y                   313,221       5,602        30,421           288,402
Oppenheimer Limited-Term Government Fund, Cl. Y                    12,012,357     710,504       169,166        12,553,695
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                2,470,478      48,401       165,524         2,353,355
Oppenheimer Master Inflation Protected Securities Fund, LLC         2,675,110      91,980        69,330         2,697,760
Oppenheimer Quest International Value Fund, Cl. Y                   2,000,952      39,521        92,806         1,947,667
Oppenheimer Real Estate Fund, Cl. Y                                 1,092,550      24,044        13,895         1,102,699
Oppenheimer Value Fund, Cl. Y                                       8,149,679     166,258       298,593         8,017,344



                                                                                                    REALIZED
                                                                        VALUE        INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   $  139,137,668    $       --       $  (209,887)
Oppenheimer Champion Income Fund, Cl. Y                            28,936,578       565,906        (2,546,375)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            45,628,617            --        (4,715,078)
Oppenheimer Core Bond Fund, Cl. Y                                 175,029,766     2,113,669          (988,174)
Oppenheimer Developing Markets Fund, Cl. Y                         20,801,710            --            (2,009)
Oppenheimer Gold & Special Minerals Fund, Cl. Y                    11,419,170            --            (3,718)
Oppenheimer Institutional Money Market Fund, Cl. E                 27,388,295        13,223                 -
Oppenheimer International Bond Fund, Cl. Y                         89,028,468       833,997             1,405
Oppenheimer International Growth Fund, Cl. Y                       74,048,413            --            11,403
Oppenheimer International Small Company Fund, Cl. Y                 6,921,655            --            (6,853)
Oppenheimer Limited-Term Government Fund, Cl. Y                   118,130,269       923,951           (21,503)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y               55,798,055            --           404,027
Oppenheimer Master Inflation Protected Securities Fund, LLC        28,661,369       308,043  a        (76,242)  a
Oppenheimer Quest International Value Fund, Cl. Y                  34,863,245            --            30,665
Oppenheimer Real Estate Fund, Cl. Y                                23,542,614        45,565              (198)
Oppenheimer Value Fund, Cl. Y                                     195,462,850            --          (713,873)
                                                               ----------------------------------------------
                                                               $1,074,798,742    $4,804,354       $(8,836,410)
                                                               ==============================================

------
a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of April 29, 2011.

3. Non-income producing security.

2 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                      LEVEL 3-
                               LEVEL 1-              LEVEL 2-      SIGNIFICANT
                             UNADJUSTED     OTHER SIGNIFICANT     UNOBSERVABLE
                          QUOTED PRICES     OBSERVABLE INPUTS           INPUTS             VALUE
-------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $1,046,137,373    $       28,661,369    $          --    $1,074,798,742
                          ------------------------------------------------------------------------
Total Assets              $1,046,137,373    $       28,661,369    $          --    $1,074,798,742
                          ------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENTS OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are

3 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $1,070,087,655
                                  ==============
Gross unrealized appreciation     $   33,329,618
Gross unrealized depreciation        (28,618,531)
                                  --------------
Net unrealized appreciation       $    4,711,087
                                  ==============

4 | Moderate Investor Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                      Shares                 Value
---------------------------------------------------------------------------------------
INVESTMENT COMPANIES-99.5%(1)
---------------------------------------------------------------------------------------
FIXED INCOME FUNDS-22.5%
Oppenheimer Champion
Income Fund, Cl. Y                                  26,762,687           $   53,793,001
---------------------------------------------------------------------------------------
Oppenheimer Core Bond
Fund, Cl. Y                                         30,111,739              197,533,009
---------------------------------------------------------------------------------------
Oppenheimer International
Bond Fund, Cl. Y                                    14,918,705              101,447,192
---------------------------------------------------------------------------------------
Oppenheimer Limited-Term
Government Fund, Cl. Y                              13,246,519              124,649,739
---------------------------------------------------------------------------------------
Oppenheimer Master
Inflation Protected
Securities Fund, LLC                                 2,669,959               28,366,006
---------------------------------------------------------------------------------------
Oppenheimer Master Loan
Fund, LLC                                            1,098,562               13,168,914
                                                                         --------------
                                                                            518,957,861

---------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS-24.6%
Oppenheimer Developing
Markets Fund, Cl. Y                                  2,598,914               96,289,750
---------------------------------------------------------------------------------------
Oppenheimer International
Growth Fund, Cl. Y                                   9,782,198              302,269,924
---------------------------------------------------------------------------------------
Oppenheimer International
Small Company Fund, Cl. Y                            1,027,651               24,663,614
---------------------------------------------------------------------------------------
Oppenheimer Quest
International Value
Fund, Cl. Y                                          8,057,342              144,226,430
                                                                         --------------
                                                                            567,449,718

---------------------------------------------------------------------------------------
MONEY MARKET FUND-2.8%
Oppenheimer Institutional
Money Market Fund,
Cl. E, 0.19%(2)                                     63,475,323               63,475,323
---------------------------------------------------------------------------------------
SPECIALTY FUNDS-5.4%
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                            17,659,185               75,051,534
---------------------------------------------------------------------------------------
Oppenheimer Gold &
Special Minerals Fund,
Cl. Y                                                  408,778               20,684,156
---------------------------------------------------------------------------------------
Oppenheimer Real Estate
Fund, Cl. Y                                          1,323,811               28,263,362
                                                                         --------------
                                                                            123,999,052

---------------------------------------------------------------------------------------
U.S. EQUITY FUNDS-44.2%
Oppenheimer Capital
Appreciation Fund, Cl. Y(3)                          7,029,471              345,147,009
---------------------------------------------------------------------------------------
Oppenheimer Discovery
Fund, Cl. Y(3)                                         377,125               27,062,461
---------------------------------------------------------------------------------------
Oppenheimer Main Street
Small- & Mid-Cap Fund, Cl. Y                         5,425,941              128,649,060
---------------------------------------------------------------------------------------
Oppenheimer Value
Fund, Cl. Y                                         21,232,782              517,655,214
                                                                         --------------
                                                                          1,018,513,744

                                                                         --------------
Total Investment Companies
(Cost $1,915,430,392)                                                     2,292,395,698
---------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-0.5%
U.S. Treasury Bills,
 0.13%, 6/2/11(4,5)
(Cost $11,998,667)                                  12,000,000               11,998,667
---------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,927,429,059)        100.0%           2,304,394,365
---------------------------------------------------------------------------------------
Other Assets Net of Liabilities                            0.0                  329,352
                                                   ------------------------------------
Net Assets                                               100.0%          $2,304,723,717
                                                   ====================================

---------
Footnotes to Statement of Investments

* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

1 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                                 SHARES             GROSS           GROSS             SHARES
                                                            JANUARY 31, 2011      ADDITIONS       REDUCTIONS      APRIL 29, 2011
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        7,413,905          226,745        611,179          7,029,471
Oppenheimer Champion Income Fund, Cl. Y                            26,776,794          704,952        719,059         26,762,687
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            14,528,635        4,205,033      1,074,483         17,659,185
Oppenheimer Core Bond Fund, Cl. Y                                  29,075,766        1,596,326        560,353         30,111,739
Oppenheimer Developing Markets Fund, Cl. Y                          2,406,718          483,069        290,873          2,598,914
Oppenheimer Discovery Fund, Cl. Y                                     279,642          129,489         32,006            377,125
Oppenheimer Gold & Special Minerals Fund, Cl. Y                       230,249          184,755          6,226            408,778
Oppenheimer Institutional Money Market Fund, Cl. E                 72,831,509      119,754,105    129,110,291         63,475,323
Oppenheimer International Bond Fund, Cl. Y                         15,636,130          221,427        938,852         14,918,705
Oppenheimer International Growth Fund, Cl. Y                       10,190,003           39,006        446,811          9,782,198
Oppenheimer International Small Company Fund, Cl. Y                 1,743,889           20,815        737,053          1,027,651
Oppenheimer Limited-Term Government Fund, Cl. Y                    12,379,957        1,108,172        241,610         13,246,519
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                5,524,327            8,760        107,146          5,425,941
Oppenheimer Master Inflation Protected Securities Fund, LLC         2,717,972           28,237         76,250          2,669,959
Oppenheimer Master Loan Fund, LLC                                   2,818,244          143,289      1,862,971          1,098,562
Oppenheimer Quest International Value Fund, Cl. Y                   8,153,829           65,321        161,808          8,057,342
Oppenheimer Real Estate Fund, Cl. Y                                 1,345,471            5,016         26,676          1,323,811
Oppenheimer Value Fund, Cl. Y                                      21,047,063        1,315,682      1,129,963         21,232,782

                                                                                                                       REALIZED
                                                                                    VALUE            INCOME           GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                    $  345,147,009     $       --        $   844,980
Oppenheimer Champion Income Fund, Cl. Y                                             53,793,001      1,055,159           (207,357)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                             75,051,534              -            (77,947)
Oppenheimer Core Bond Fund, Cl. Y                                                  197,533,009      2,383,129         (1,396,669)
Oppenheimer Developing Markets Fund, Cl. Y                                          96,289,750             --          4,526,314
Oppenheimer Discovery Fund, Cl. Y                                                   27,062,461             --            130,837
Oppenheimer Gold & Special Minerals Fund, Cl. Y                                     20,684,156             --             (3,922)
Oppenheimer Institutional Money Market Fund, Cl. E                                  63,475,323         33,609                 --
Oppenheimer International Bond Fund, Cl. Y                                         101,447,192        986,612            (45,242)


Oppenheimer International Growth Fund, Cl. Y                                       302,269,924             --          1,651,578
Oppenheimer International Small Company Fund, Cl. Y                                 24,663,614             --          3,386,747
Oppenheimer Limited-Term Government Fund, Cl. Y                                    124,649,739        936,488             (6,289)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                               128,649,060             --            215,719
Oppenheimer Master Inflation Protected Securities Fund, LLC                         28,366,006        307,733(a)         (58,102)(a)
Oppenheimer Master Loan Fund, LLC                                                   13,168,914        530,310(b)          50,687(b)
Oppenheimer Quest International Value Fund, Cl. Y                                  144,226,430             --             97,189
Oppenheimer Real Estate Fund, Cl. Y                                                 28,263,362         55,145             46,150
Oppenheimer Value Fund, Cl. Y                                                      517,655,214             --         (1,621,463)
                                                                                -------------------------------------------------
                                                                                $2,292,395,698   $  6,288,185        $ 7,533,210
                                                                                =================================================

2 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.   Rate shown is the 7-day yield as of April 29, 2011.

3.   Non-income producing security.

4. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $8,150,000. See accompanying Notes.

5. All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $50,000. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                 LEVEL 1-              LEVEL 2-             LEVEL 3-
                                              UNADJUSTED          OTHER SIGNIFICANT       SIGNIFICANT
                                                QUOTED               OBSERVABLE          UNOBSERVABLE
                                                PRICES                 INPUTS                INPUTS             VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies                     $    2,250,860,778      $      41,534,920       $          --      $2,292,395,698
U.S. Government Obligations                              --             11,998,667                  --          11,998,667
                                         ---------------------------------------------------------------------------------
Total Investments, at Value                   2,250,860,778             53,533,587                  --       2,304,394,365
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                              --              4,706,831                  --           4,706,831
Futures margins                                      21,477                     --                  --              21,477
Foreign currency exchange contracts                      --                900,608                  --             900,608
                                         ---------------------------------------------------------------------------------
Total Assets                             $    2,250,882,255      $      59,141,026       $          --      $2,310,023,281
                                         ---------------------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value              $               --      $      (1,017,072)      $          --      $   (1,017,072)
Depreciated swaps, at value                              --             (2,558,329)                 --          (2,558,329)
                                         ---------------------------------------------------------------------------------
Total Liabilities                        $               --      $      (3,575,401)      $          --      $   (3,575,401)
                                         ---------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

3 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF APRIL 29, 2011 ARE AS FOLLOWS:

                                                                 CONTRACT AMOUNT          EXPIRATION                  UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION                     BUY/SELL       (000'S)                 DATE         VALUE      APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL
Japanese Yen (JPY)                                    Buy                 870,000   JPY       7/7/11   $10,729,231   $     433,373
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP
Euro (EUR)                                            Buy                   7,170   EUR       7/7/11    10,599,141         417,741
----------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.
British Pound Sterling (GBP)                          Buy                   1,160   GBP       7/7/11     1,935,828          49,494
                                                                                                                     -------------
Total unrealized appreciation and depreciation                                                                       $     900,608
                                                                                                                     =============

FUTURES CONTRACTS AS OF APRIL 29, 2011 ARE AS FOLLOWS:

                                                                    NUMBER OF   EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION                                     BUY/SELL   CONTRACTS      DATE         VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation                                    Buy               58       6/8/11   $10,559,668   $      33,269
Japan (Government of) Mini Bonds, 10 yr.                 Buy               62       6/8/11    10,706,207          96,205
United Kingdom Long Gilt                                 Buy               10      6/28/11     1,990,379          43,082
                                                                                                           -------------
                                                                                                           $     172,556
                                                                                                           =============

CREDIT DEFAULT SWAP CONTRACTS AS OF APRIL 29, 2011 ARE AS FOLLOWS:

                                                              PAY/                    UPFRONT
                                   BUY/SELL     NOTIONAL    RECEIVE                   PAYMENT
REFERENCE ENTITY/                   CREDIT       AMOUNT      FIXED    TERMINATION    RECEIVED/                    UNREALIZED
SWAP COUNTERPARTY                 PROTECTION    (000'S)       RATE       DATE         (PAID)         VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
 CDX NORTH AMERICA HIGH
 YIELD INDEX, SERIES 15

 Credit Suisse International      Buy          $   21,100         5%     12/20/15   $ 1,005,181   $(1,017,072)   $      11,891

INTEREST RATE SWAP CONTRACTS AS OF APRIL 29, 2011 ARE AS FOLLOWS:

                                 NOTIONAL
INTEREST RATE/                    AMOUNT                 PAID BY          RECEIVED BY            TERMINATION
SWAP COUNTERPARTY                (000'S)                 THE FUND           THE FUND                DATE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH USD BBA LIBOR:

Deutsche Bank AG                                                       Three-Month
                                 $216,800                 0.878%      USD BBA LIBOR                        3/14/13   $ (465,903)

Deutsche Bank AG                                      Three-Month
                                 43,900             USD BBA LIBOR           3.550%                         3/14/21      960,269
                                                                                                                     ----------
                                                                                         Total Interest Rate Swaps   $  494,366
                                                                                                                     ==========

Abbreviations/Definitions are as follows:
BBA LIBOR     British Bankers' Association London-Interbank Offered Rate

4 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

TOTAL RETURN SWAP CONTRACTS AS OF APRIL 29, 2011 ARE AS FOLLOWS:

                                            NOTIONAL
REFERENCE ENTITY/                             AMOUNT              PAID BY       RECEIVED BY             TERMINATION
SWAP COUNTERPARTY                             (000'S)            THE FUND          THE FUND                    DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
CUSTOM BASKET OF SECURITIES
                                                                One-Month
                                                                  USD BBA
                                                               LIBOR plus
                                                                 35 basis
                                                               points and
                                                             if negative,               If
                                                             the absolute        positive,
                                                             value of the        the Total
                                                             Total Return      Return of a
                                                              of a custom           custom
                                                                basket of        basket of
Goldman Sachs Group,  Inc. (The)          $   17,660           securities       securities                 1/27/12   $   764,795
---------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET EAFE USD INDEX:
                                                                                 One-Month
                                                                                   USD BBA
                                                                               LIBOR minus
                                                                                  14 basis
                                                                                points and
                                                                              if negative,
                                                                       If     the absolute
                                                                positive,     value of the
                                                                the Total     Total Return
                                                                Return of      of the MSCI
                                                                 the MSCI        Daily Net
                                                                Daily Net         EAFE USD
Citibank NA                                   10,514       EAFE USD Index            Index                 3/21/12      (669,383)
                                                                                 One-Month
                                                                                   USD BBA
                                                                               LIBOR minus
                                                                                  30 basis
                                                                                points and
                                                                       If     if negative,
                                                                positive,     the absolute
                                                                the Total     value of the
                                                                Return of     Total Return
                                                                 the MSCI      of the MSCI
                                                                Daily Net        Daily Net
Goldman Sachs Group,                                             EAFE USD         EAFE USD
  Inc. (The)                                  10,984                Index            Index                 3/22/12      (776,221)
                                                                                                                     -----------
                                                                                                       Reference
                                                                                                       Entity
                                                                                                       Total          (1,445,604)
---------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET EMU INDEX
                                                                One-Month
                                                                  USD BBA
                                                               LIBOR plus
                                                                 15 basis
                                                               points and
                                                             if negative,               If
                                                             the absolute        positive,
                                                             value of the        the Total
                                                             Total Return        Return of
                                                              of the MSCI         the MSCI
                                                                Daily Net        Daily Net
UBS AG                                        21,349            EMU Index        EMU Index                 1/25/12     1,554,722
---------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET JAPAN USD INDEX:
                                                                One-Month
                                                                  USD BBA
                                                               LIBOR plus
                                                                 45 basis
                                                               points and
                                                             if negative,               If
                                                             the absolute        positive,
                                                             value of the        the Total
                                                             Total Return        Return of
                                                              of the MSCI         the MSCI
                                                                Daily Net        Daily Net
                                                                Japan USD        Japan USD
Goldman Sachs Group, Inc. (The)               10,702                Index            Index                 3/26/12       301,309
                                                                One-Month
                                                                  USD BBA
                                                               LIBOR plus
                                                                 24 basis
                                                               points and               If
                                                             if negative,        positive,
                                                             the absolute     the absolute
                                                             value of the     value of the
                                                             Total Return     Total Return
                                                                  of MSCI      of the MSCI
                                                                Daily Net        Daily Net
                                                                Japan USD        Japan USD
Nomura International                          10,736                Index            Index                 3/21/12       447,148
                                                                                                                     -----------
                                                                                                       Reference
                                                                                                       Entity
                                                                                                       Total             748,457
                                                                                                                     -----------

5 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

                                           NOTIONAL
REFERENCE ENTITY/                           AMOUNT           PAID BY          RECEIVED BY              TERMINATION
SWAP COUNTERPARTY                          (000'S)           THE FUND           THE FUND                  DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MSCI WORLD COMMODITY
  PRODUCERS USD NET INDEX
                                                             One-Month
                                                               USD BBA
                                                            LIBOR plus
                                                              45 basis
                                                            points and
                                                          if negative,                  If
                                                          the absolute           positive,
                                                          value of the           the Total
                                                          Total Return           Return of
                                                           of the MSCI            the MSCI
                                                                 World               World
                                                             Commodity           Commodity
                                                             Producers           Producers
                                                               USD Net             USD Net
Morgan Stanley                                 8,904             Index               Index                11/10/11        45,045
---------------------------------------------------------------------------------------------------------------------------------
S&P 100 INDEX
                                                                                 One-Month
                                                                               USD BBA LIB
                                                                                OR plus 10
                                                                              basis points
                                                                                    and if
                                                                    If           negative,
                                                             positive,        the absolute
                                                             the Total        value of the
                                                             Return of        Total Return
                                                           the S&P 100          of the S&P
Goldman Sachs Group, Inc. (The)               26,924             Index           100 Index               4/9/12         (646,822)
---------------------------------------------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX
                                                             One-Month
                                                               USD BBA
                                                           LIBOR minus
                                                              13 basis
                                                            points and
                                                          if negative,                  If
                                                          the absolute           positive,
                                                          value of the           the Total
                                                          Total Return           Return of
                                                            of the S&P             the S&P
                                                          Smallcap 600        Smallcap 600
UBS AG                                        26,758             Index               Index                  2/9/12       633,543
                                                                                                                     -----------
                                                                                                       Total of
                                                                                                       Total Return
                                                                                                       Swaps         $ 1,654,136
                                                                                                                     ===========

Abbreviations are as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
EAFE                Europe, Australasia, Far East
EMU                 European Economic and Monetary Union
MSCI                Morgan Stanley Capital International
S&P                 Standard & Poor's
TR                  Total Return

SWAP SUMMARY AS OF APRIL 29, 2011 IS AS FOLLOWS:

                                                                                      NOTIONAL
                                                           SWAP TYPE FROM              AMOUNT
SWAP COUNTERPARTY                                         FUND PERSPECTIVE             (000'S)            VALUE
------------------------------------------------------------------------------------------------------------------
Citibank NA                                         Total Return                    $      10,514      $  (669,383)
Credit Suisse International                         Credit Default Buy Protection          21,100       (1,017,072)
Deutsche Bank AG                                    Interest Rate                         260,700          494,366
Goldman Sachs Group, Inc. (The)                     Total Return                           66,270         (356,939)
Morgan Stanley                                      Total Return                            8,904           45,045
Nomura International                                Total Return                           10,736          447,148
UBS AG                                              Total Return                           48,107        2,188,265
                                                                                                       -----------
                                                                                    Total Swaps        $ 1,131,430
                                                                                                       ===========

6 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS


QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks

7 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return . The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

8 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of April 29, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $5,607,439, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $3,657,691 as of April 29, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of April 29, 2011 the Fund has required certain counterparties to post collateral of $241,451.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of April 29, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $1,625,653 for which the Fund has posted collateral of $50,000. If a contingent feature would have been triggered as of April 29, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

9 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended April 29, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $39,814,369 and $917,847, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized

10 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended April 29, 2011, the Fund had an ending monthly average market value of $22,322,121 and $29,759,398 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become

11 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

     realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended April 29, 2011, the Fund had ending monthly average notional amounts of $10,550,000 on credit default swaps to buy protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended April 29, 2011, the Fund, had ending monthly average notional amounts of $119,396,431 and $32,900,000 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating

12 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

     reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended April 29, 2011, the Fund had ending monthly average notional amounts of $86,694,506 and $37,544,580 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $ 2,039,756,577
Federal tax cost of other investments           22,078,517
                                           ---------------
Total federal tax cost                     $ 2,061,835,094
                                           ===============

Gross unrealized appreciation              $   297,126,918
Gross unrealized depreciation                  (30,179,963)
                                           ---------------
Net unrealized appreciation                $   266,946,955
                                           ===============

13 | Active Allocation Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)


                                                          Shares              Value
-----------------------------------------------------------------------------------
INVESTMENT COMPANIES-100.1%(1)
-----------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS-45.9%
Oppenheimer Developing Markets Fund, Cl. Y             1,372,202       $ 50,840,102
-----------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y           5,919,574        182,914,832
-----------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y      742,965         17,831,152
-----------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Cl. Y      4,742,486         84,890,502
                                                                        -----------
                                                                        336,476,588
-----------------------------------------------------------------------------------
U.S. EQUITY FUNDS-54.2%
Oppenheimer Capital Appreciation Fund, Cl. Y(2)        2,848,118        139,842,613
-----------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y   2,417,499         57,318,912
-----------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                          8,185,566        199,564,110
                                                                        -----------

                                                                        396,725,635
-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $587,528,882)             100.1%      733,202,223
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                        (0.1)      (1,089,707)

                                                            -----------------------
Net Assets                                                  100.0%    $732,112,516
                                                            =======================

Footnotes to Statement of Investments

------
* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES      GROSS       GROSS          SHARES
                                                      JANUARY 31, 2011  ADDITIONS  REDUCTIONS  APRIL 29, 2011
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 2,844,629     40,146      36,657       2,848,118
Oppenheimer Developing Markets Fund, Cl. Y                   1,370,825     18,406      17,029       1,372,202
Oppenheimer International Growth Fund, Cl. Y                 5,912,909     80,739      74,074       5,919,574
Oppenheimer International Small Company Fund, Cl. Y            742,074      9,272       8,381         742,965
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y         2,414,831     32,696      30,028       2,417,499
Oppenheimer Quest International Value Fund, Cl. Y            4,736,562     65,473      59,549       4,742,486
Oppenheimer Value Fund, Cl. Y                                8,176,152    112,360     102,946       8,185,566


                                                                            REALIZED
                                                                 VALUE   GAIN (LOSS)
------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y              $139,842,613  $  (149,644)
Oppenheimer Developing Markets Fund, Cl. Y                  50,840,102       (7,859)
Oppenheimer International Growth Fund, Cl. Y               182,914,832       24,669
Oppenheimer International Small Company Fund, Cl. Y         17,831,152       (2,934)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y        57,318,912      (14,652)
Oppenheimer Quest International Value Fund, Cl. Y           84,890,502       12,218
Oppenheimer Value Fund, Cl. Y                              199,564,110     (377,850)
                                                          -------------------------
                                                          $733,202,223  $  (516,052)
                                                          =========================
2.  Non-income producing security.

1 | Equity Investor Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                               LEVEL 3-
                               LEVEL 1-           LEVEL 2-  SIGNIFICANT
                            UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                         QUOTED PRICES  OBSERVABLE INPUTS        INPUTS             VALUE
-----------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $ 733,202,223  $             --    $       --      $ 733,202,223
                          ----------------------------------------------------------------
Total Assets              $ 733,202,223  $             --    $       --      $ 733,202,223
                          ----------------------------------------------------------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjuste quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are

                            2 | Equity lnvestor Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS  April 29, 2011* (Unaudited)

classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities    $ 605,581,774
                                  =============

Gross unrealized appreciation     $ 127,620,449
Gross unrealized depreciation                 -
                                  -------------
Net unrealized appreciation       $ 127,620,449
                                  =============

3 | Equity lnvestor Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By: /s/ William F. Glavin, Jr.
    -------------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: /s/ Brian W. Wixted
    --------------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011